Net other income (expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Asset impairment charges, net of reversals	$ (240)	$ (45)	$ (45)
Gain (loss) on sale or disposal of businesses and non-current assets	8	(11)	(4)
Net foreign currency exchange gains (losses)	(2)	(2)	(10)
Related party management fee (refer to note 20)	(28)	(31)	(40)
Unrealized gain (loss) on derivatives (refer to note 19)	(22)	0	18
Other	5	11	9
Net other income (expenses)	(279)	$ (78)	$ (72)
Graham Packaging
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of goodwill	$ 206